Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Electronic equipment	$131,868	$137,523
Vehicles	125,484	131,894
Office equipment	23,399	24,594
Leasehold improvements	-	50,805
Less: Accumulated depreciation	216,605	267,743
	$64,146	$77,073

Depreciation expenses were $12,927 and $8,926 for the six month ended June 30, 2022 and 2021, respectively.